Related Party Balances and Transactions - Schedule of Related Party Balances (Details) - Related Party [Member] - USD ($)		Dec. 31, 2023	Dec. 31, 2022
Related Party Balances and Transactions - Schedule of Related Party Balances (Details) [Line Items]
Accounts receivable	[1]	$ 1,094,225	$ 272,546
Borrowings	[2]	5,000,000
Amounts due to the holding company	[3]	2,906,261	6,289,743
Long-term investment – Investment E	[4]	$ 522,531	$ 522,557

[1]	Accounts receivable due from related parties represented the management service rendered to two individual close-ended investment private funds registered in the Cayman Islands, which is controlled by the holding company.
[2]	Borrowing is obtained from the Company’s major shareholder of ultimate holding company. The amount was secured, interest-bearing and repayable by the end of March 2024 (see Note 13).
[3]	Amounts due to the holding company are those nontrade payables arising from transactions between the Company and the holding company, such as advances made by the holding company on behalf of the Company, advances made by the Company on behalf of the holding company, and allocated shared expenses paid by the holding company. During the years ended December 31, 2023 and 2022, amounts due to the holding company of $12.6 million and $6.0 million, respectively, were forgiven (see Note 17).
[4]	The Company purchased 4% equity interest in Investment E from a related party in May 2021, based on historical cost. The Company has a common director with Investment E.